Note D - Investments In Real Estate Loans (Detail) - Performing And Non Performing TDR Loans (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Loans	19	24	18
Number Of Loans [Member] | Commercial Loans [Member] | Total Trouble Debt Restructuring [Member] | Report Total [Member]
Number of Loans	1
Number Of Loans [Member] | Commercial Loans [Member] | Total Trouble Debt Restructuring [Member]
Number of Loans	1	5
Number Of Loans [Member] | Commercial Loans [Member] | Performing Loans [Member] | Report Total [Member]
Number of Loans	1
Number Of Loans [Member] | Commercial Loans [Member] | Performing Loans [Member]
Number of Loans	1	3
Number Of Loans [Member] | Commercial Loans [Member] | Non Performing Loans [Member]
Number of Loans		2
Number Of Loans [Member] | Construction Loan [Member] | Total Trouble Debt Restructuring [Member]
Number of Loans		1
Number Of Loans [Member] | Construction Loan [Member] | Performing Loans [Member]
Number of Loans		1
Number Of Loans [Member] | Land Loan [Member] | Total Trouble Debt Restructuring [Member] | Report Total [Member]
Number of Loans		7
Number Of Loans [Member] | Land Loan [Member] | Total Trouble Debt Restructuring [Member]
Number of Loans		1
Number Of Loans [Member] | Land Loan [Member] | Performing Loans [Member] | Report Total [Member]
Number of Loans		5
Number Of Loans [Member] | Land Loan [Member] | Performing Loans [Member]
Number of Loans		1
Number Of Loans [Member] | Land Loan [Member] | Non Performing Loans [Member] | Report Total [Member]
Number of Loans		2
Fund Balance [Member] | Commercial Loans [Member] | Total Trouble Debt Restructuring [Member] | Report Total [Member]
Fund Balance (in Dollars)	638,000
Fund Balance [Member] | Commercial Loans [Member] | Total Trouble Debt Restructuring [Member]
Fund Balance (in Dollars)	638,000	16,740,000
Fund Balance [Member] | Commercial Loans [Member] | Performing Loans [Member] | Report Total [Member]
Fund Balance (in Dollars)	638,000
Fund Balance [Member] | Commercial Loans [Member] | Performing Loans [Member]
Fund Balance (in Dollars)	638,000	2,821,000
Fund Balance [Member] | Commercial Loans [Member] | Non Performing Loans [Member]
Fund Balance (in Dollars)		13,919,000
Fund Balance [Member] | Construction Loan [Member] | Total Trouble Debt Restructuring [Member]
Fund Balance (in Dollars)		6,655,000
Fund Balance [Member] | Construction Loan [Member] | Performing Loans [Member]
Fund Balance (in Dollars)		6,655,000
Fund Balance [Member] | Land Loan [Member] | Total Trouble Debt Restructuring [Member] | Report Total [Member]
Fund Balance (in Dollars)		30,845,000
Fund Balance [Member] | Land Loan [Member] | Total Trouble Debt Restructuring [Member]
Fund Balance (in Dollars)		7,450,000
Fund Balance [Member] | Land Loan [Member] | Performing Loans [Member] | Report Total [Member]
Fund Balance (in Dollars)		16,926,000
Fund Balance [Member] | Land Loan [Member] | Performing Loans [Member]
Fund Balance (in Dollars)		7,450,000
Fund Balance [Member] | Land Loan [Member] | Non Performing Loans [Member] | Report Total [Member]
Fund Balance (in Dollars)		13,919,000
Commercial Loans [Member]
Number of Loans	16	19
Construction Loan [Member]
Number of Loans		1
Land Loan [Member]
Number of Loans	3	3
Report Total [Member]
Number of Loans		24